Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income	$ (11,013,966)	$ 112,227	$ 3,295,507
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation expense	2,438,320	2,309,263	1,841,250
Amortization expense of land use rights	90,403	78,926	85,842
Amortization expense of intangible assets	533,328	214,703	199,913
Amortization expense of right-of-use assets	140,626	53,627	114,387
Bad debt (recovery) expense for accounts receivable	13,538	(60,982)	94,166
Bad debt (recovery) expense for advances to suppliers	(18,772)	228,251	311,811
Inventory provision	346,033	21,962	780,366
Deferred tax assets, net	616,763	106,775	208,832
Gain from disposal of property, plant and equipment	(205,018)	(795,783)	(527,818)
Imputed interest for short-term borrowings from third parties	4,739		370,847
Changes in operating assets and liabilities:
Accounts receivable	(398,926)	18,373,339	(15,163,687)
Notes receivable		99,663	2,129,820
Inventories	(303,325)	1,599,407	(559,724)
Advances to suppliers	4,607,233	330,995	1,378,929
Prepaid expenses and other receivables	(10,436)	1,177,551	(854,448)
Other long-term receivables	651,232	(893,493)
Accounts payable	260,017	(10,507,396)	(6,781,879)
Accrued expenses and other current liabilities	888,122	(194,934)	(3,614,350)
Advances from customers	(756,585)	(2,894,344)	(1,542,196)
Income tax payable	(772,092)	335,069	590,588
Operating lease liabilities	(256,165)	(53,629)	(22,415)
Other long-term payables	(53,039)	57,086
Net cash (used in) provided by operating activities	(2,591,320)	9,698,283	(17,664,259)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(4,484,821)	(5,122,095)	(6,211,335)
Disposal of property, plant and equipment	509,916	1,515,045	1,024,990
Purchases of intangible assets	(3,016,043)	(3,060,601)	(11,568)
Long-term investment		(210,867)
Net cash used in investing activities	(6,990,948)	(6,878,518)	(5,197,913)
Cash Flows from Financing Activities:
Proceeds received from stock issuance		12,409,022
Proceeds from (Repayments to) long-term liability		(873,401)	93,928
Proceeds from short-term bank borrowings	29,696,738	15,706,830	17,850,026
Repayments on short-term bank borrowings	(27,701,927)	(16,243,972)	(12,569,361)
Proceeds from short-term borrowings from third party individuals	2,323,622	863,700	16,872,476
Repayments on short-term borrowings from third party individuals	(670,608)	(9,347,795)	(5,890,252)
Proceeds from long-term bank borrowings	1,701,331
Proceeds from related parties	7,606,540	2,868,827	9,092,860
Repayments to related parties	(5,234,786)	(5,371,422)	(6,885,557)
Net cash provided by financing activities	7,720,910	11,789	18,564,120
Effect of changes in currency exchange rates	(788,138)	291,031	(379,135)
Net (decrease) increase in cash and cash equivalents	(2,649,496)	3,122,585	(4,677,187)
Cash, cash equivalents and restricted cash at the beginning of year	3,806,920	684,335	5,361,522
Cash and cash equivalents and restricted cash at the end of year	1,157,424	3,806,920	684,335
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	518	3,655,947	684,335
Restricted cash	302,906	150,973
Total cash, cash equivalents and restricted cash	1,157,424	3,806,920	684,335
Supplemental disclosures of cash flows information:
Cash (return from) paid for income taxes	(78,190)	241,697	374,951
Cash paid for interest	1,014,303	1,010,897	751,658
Noncash investing activities
Transfer of building from CIP to PP&E	$ 2,883,668